VESSELS AND EQUIPMENT - Movement in Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	$ 3,467,300	$ 3,300,456
Property, plant and equipment at the end of the year	3,650,652	3,467,300
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	3,422,491	3,255,686
Property, plant and equipment at the end of the year	3,600,372	3,422,491
Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	44,809	44,770
Property, plant and equipment at the end of the year	50,280	44,809
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	4,196,967	3,900,164
Additions	34,333	201,933
Transferred from new buildings	386,241	194,162
Disposals	(100,386)	(99,292)
Property, plant and equipment at the end of the year	4,517,155	4,196,967
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	4,089,351	3,805,768
Additions	16,483	189,193
Transferred from new buildings	380,859	189,035
Disposals	(95,975)	(94,645)
Property, plant and equipment at the end of the year	4,390,718	4,089,351
Cost | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	107,616	94,396
Additions	17,850	12,740
Transferred from new buildings	5,382	5,127
Disposals	(4,411)	(4,647)
Property, plant and equipment at the end of the year	126,437	107,616
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(729,667)	(599,708)
Disposals	25,111	22,518
Charge for the period	(161,947)	(152,477)
Property, plant and equipment at the end of the year	(866,503)	(729,667)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(666,860)	(550,082)
Disposals	22,137	19,704
Charge for the period	(145,623)	(136,482)
Property, plant and equipment at the end of the year	(790,346)	(666,860)
Accumulated depreciation | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(62,807)	(49,626)
Disposals	2,974	2,814
Charge for the period	(16,324)	(15,995)
Property, plant and equipment at the end of the year	$ (76,157)	$ (62,807)